Corporate and Company information (Tables)	12 Months Ended
Dec. 31, 2023
Corporate and Company information
Schedule of percentage of equity interest in subsidiary

			% of equity interest
Name	Legal seat	Country of incorporation	2023	2022
Lava Therapeutics N.V.	Utrecht	The Netherlands	100%	100%
Lava Therapeutics Inc.	Delaware	United States of America	100%	100%